SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concertation of Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Customer Concentration Risk | Accounts Receivable | Customer One
Concentration [Line Items]
Concentration risk, percentage		15.10%
Customer Concentration Risk | Accounts Receivable | Customer Two
Concentration [Line Items]
Concentration risk, percentage		11.60%
Customer Concentration Risk | Accounts Receivable | Customer Three
Concentration [Line Items]
Concentration risk, percentage		10.60%
Affiliated entity
Concentration [Line Items]
Revenue	$ 225.9	$ 231.2	$ 426.5
Affiliated entity | Customer Concentration Risk | Total Revenue
Concentration [Line Items]
Concentration risk, percentage	28.80%	27.40%	35.60%
Affiliated entity | Customer Concentration Risk | Accounts Receivable
Concentration [Line Items]
Concentration risk, percentage	9.70%	39.50%